General (Details Narrative) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Millions				12 Months Ended
		Feb. 16, 2022 USD ($) $ / shares	May 14, 2020	Dec. 31, 2022 USD ($)	Dec. 31, 2022 ILS (₪) ₪ / shares shares	Dec. 31, 2021 ILS (₪) shares	Dec. 31, 2020 ILS (₪)	Oct. 13, 2021 shares	May 18, 2021	Apr. 23, 2021 shares
Reserve Quantities [Line Items]
Number of shares issued					438,745	139,966
Issue of equity | ₪						₪ 136,506	₪ 38,020
Other receivables | ₪					₪ 97,375	₪ 33,244
Cann Pharmaceutical Ltd [Member]
Reserve Quantities [Line Items]
Percentage of voting equity interests acquired		100.00%
Issue of equity | $		$ 35
Price per share | $ / shares		$ 10
Private Placements [Member]
Reserve Quantities [Line Items]
Number of shares issued					5,000,000.0
Ordinary shares [member]
Reserve Quantities [Line Items]
Number of shares issued and fully paid	[1]				45,572,690	45,133,945
Pharmazone Ltd [Member]
Reserve Quantities [Line Items]
Proportion of ownership interest in subsidiary				50.10%	50.10%
Percentage of voting equity interests acquired									100.00%
Canndoc Ltd [Member]
Reserve Quantities [Line Items]
Proportion of ownership interest in subsidiary				100.00%	100.00%
Cannolam Ltd [Member]
Reserve Quantities [Line Items]
Proportion of ownership interest in subsidiary			50.10%
SPAC Transaction [Member]
Reserve Quantities [Line Items]
Issue of equity				$ 50	₪ 162,000
Other receivables | ₪					8,400
SPAC Transaction [Member] | Private Placements [Member]
Reserve Quantities [Line Items]
Other receivables | ₪					₪ 182,000
SPAC Transaction [Member] | Ordinary shares [member]
Reserve Quantities [Line Items]
Number of shares issued					15,650,280					15,650,280
Number of shares issued and fully paid					5,243,616
Price per share | ₪ / shares					₪ 13.00
SPAC Transaction [Member] | Forfeiture Ordinary Shares [Member]
Reserve Quantities [Line Items]
Number of shares issued but not fully paid								5,243,616

[1]	On April 8, 2021, the Company effectuated a reverse split of its ordinary shares in ratio of 1-for-4.44926. The amounts of shares and options are shown after the reverse split.